INCOME TAX	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAX
12.   INCOME TAX

The Company established a taxable REIT subsidiary (“TRS"), TRS Holdings, in connection with the acquisition of ACRE Capital. In addition, in December 2013 and March 2014, the Company formed ACRC W TRS and ACRC U TRS, respectively, in order to issue and hold certain loans intended for sale. TRS Holdings’ income tax provision (continuing and discontinued operations) consisted of the following for the years ended December 31, 2015, 2014 and 2013 ($ in thousands):

	For the year ended December 31,
	2015	2014	2013
Current - continuing operations	$(11)	$240	$—
Current - discontinued operations held for sale	(154)	89	115
Deferred - continuing operations	—	—	—
Deferred - discontinued operations held for sale	2,093	(1,372)	61
Total income tax expense (benefit)	$1,928	$(1,043)	$176

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are presented net by tax jurisdiction and are included within assets or liabilities of discontinued operations held for sale in the consolidated balance sheets. As of December 31, 2015 and 2014, the TRS Holdings’ U.S. tax jurisdiction was in a net deferred tax liability position. TRS Holdings is not currently subject to tax in any foreign tax jurisdictions.

As of December 31, 2015, TRS Holdings had a net operating loss carryforward of $7.8 million, which may be carried back to 2013 and forward 20 years. The following table presents the U.S. tax jurisdiction and the tax effects of temporary differences on the respective net deferred tax assets and liabilities of TRS Holdings ($ in thousands):

	As of December 31,
	2015	2014
Deferred tax assets
Mortgage servicing rights	$4,083	$2,844
Net operating loss carryforward	2,906	1,465
Other temporary differences	1,762	1,055
Sub-total-deferred tax assets	8,751	5,364
Deferred tax liabilities
Basis difference in assets from acquisition of ACRE Capital	(2,709)	(2,654)
Components of gains from mortgage banking activities	(9,344)	(4,046)
Amortization of intangible assets	(297)	(170)
Sub-total-deferred tax liabilities	(12,350)	(6,870)
Net deferred tax liability	$(3,599)	$(1,506)

Based on TRS Holdings' assessment, it is more likely than not that the deferred tax assets will be realized through future taxable income.

For discontinued operations held for sale, TRS Holdings recognizes interest and penalties related to unrecognized tax benefits within net income from discontinued operations held for sale, net of income taxes, in the consolidated statements of operations. For discontinued operations held for sale, accrued interest and penalties, if any, are included within liabilities of discontinued operations held for sale in the consolidated balance sheets. For continuing operations, TRS Holdings recognizes interest and penalties related to unrecognized tax benefits within income tax expense in the consolidated statements of operations. For continuing operations, accrued interest and penalties, if any, are included within other liabilities in the consolidated balance sheets.

The following table is a reconciliation of TRS Holdings' statutory U.S. federal income tax rate to TRS Holdings' effective tax rate for the years ended December 31, 2015, 2014 and 2013:

	For the year ended December 31,
	2015	2014	2013
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes	3.6%	2.4%	5.7%
Federal benefit of state tax deduction	(1.3)%	(0.8)%	(2.0)%
Effective tax rate	37.3%	36.6%	38.7%

As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by taxing authorities. The Company does not have any unrecognized tax benefits and the Company does not expect that to change in the next 12 months.

Intercompany Notes

In connection with the acquisition of ACRE Capital, the Company partially capitalized TRS Holdings with a $44.0 million note. In October 2014, the Company entered into an $8.0 million revolving promissory note with TRS Holdings (collectively, the two intercompany notes described above are referred to as, the “Intercompany Notes”). As of December 31, 2015 and 2014, the outstanding principal balance of the Intercompany Notes was $51.9 million and $50.9 million, respectively. The income statement effects of the Intercompany Notes are eliminated in consolidation for financial reporting purposes, but the interest income and expense from the Intercompany Notes will affect the taxable income of the Company and TRS Holdings.